Note 3 - Inventories (Tables)	6 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	December 31, 2013	June 30, 2013	June 30, 2012
	(unaudited)
Raw materials	$308	$473	$170
Work in progress	773	594	128
Finished goods	306	390	278
Total	$1,387	$1,457	$576